Income taxes - Additional Information (Details) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure Of Income Taxes [Line Items]
Income tax expense	¥ 737	$ 110
Unrecognized uncertain tax positions	0
Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
Income tax expense	¥ 700	$ 100